FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts of outstanding derivative positions
Our interest rate swap contracts as of June 30, 2025, of which none are designated as hedging instruments, are summarized as follows:

(in thousands of $)	Notional principal	Weighted average maturity date	Weighted average fixed interest rate	Floating rate: Reference Rate
Receiving floating, pay fixed	775,000	October 2028	2.46%	SOFR
Receiving floating, pay fixed	75,000	August 2025	0.99%	SOFR + CAS (1)
(1) In 2023, the reference rate for these interest rate swap agreements transitioned from the London Interbank Offered Rate, or LIBOR, to SOFR plus a credit adjustment spread of 0.26% based on the LIBOR fallback protocol.
Derivative instruments, gain (loss)
The Company's loss on derivatives per the consolidated statement of operations for the six months ended June 30, 2025 and 2024 was comprised of the following:

(figures in thousands of $)	Six months ended
	June 30,
	2025	2024
Change in fair value of derivative instruments	(16,672)	(2,616)
Realized gain/(loss) on derivative instruments	8,035	13,397
(Loss)/Gain on derivatives	(8,637)	10,781
Movements in the six months ended June 30, 2025 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At December 31, 2024	40,090	—	40,090
Change in fair value of derivative instruments	(16,422)	(250)	(16,672)
At June 30, 2025	23,668	(250)	23,418

Schedule of derivative instruments
Movements in the six months ended June 30, 2025 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At December 31, 2024	40,090	—	40,090
Change in fair value of derivative instruments	(16,422)	(250)	(16,672)
At June 30, 2025	23,668	(250)	23,418